Investments - Loans and borrowings (Details) € in Millions	Dec. 03, 2023 USD ($)	Jun. 28, 2023 USD ($)	Mar. 03, 2023 USD ($)	Jun. 21, 2022 USD ($)	May 23, 2022 USD ($)	Apr. 04, 2022 USD ($)	Oct. 05, 2021 USD ($)	Jun. 17, 2021 USD ($)	Apr. 28, 2021 USD ($)	Aug. 09, 2020 USD ($)	Mar. 29, 2018 USD ($) vessel	Dec. 31, 2024 USD ($)	Jun. 17, 2024	Dec. 31, 2023 USD ($)	Dec. 03, 2023 EUR (€)	Jun. 28, 2023 EUR (€)	Mar. 03, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 07, 2022	May 23, 2022 EUR (€)	Apr. 04, 2022 EUR (€)	Oct. 05, 2021 EUR (€)	Jun. 17, 2021 EUR (€)	Apr. 28, 2021 EUR (€)	Aug. 09, 2020 EUR (€)	Sep. 07, 2018 USD ($)
Disclosure of joint ventures [line items]
Notional Value												$ 111,545,000		$ 93,607,000
Other borrowings (Note 16)												2,622,255,000		930,713,000				$ 1,696,280,000
TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired				50.00%															50.00%
Senior Secured Loans
Disclosure of joint ventures [line items]
Notional Value																										$ 200,000,000.0
Senior Secured Loans | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value											$ 220,000,000
Number of vessels refinanced | vessel											2
Borrowing costs recognised as expense											$ 2,200,000
Term Loan | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value											110,000,000
Revolving Loan | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value											$ 110,000,000
Secured FSO loan 161.1M
Disclosure of joint ventures [line items]
Notional Value				$ 150,000,000								161,100,000
Borrowings term				5 years 3 months
Other borrowings (Note 16)												148,727,000		$ 124,809,000
Senior Secured Credit Facility, TSM Windcat 49 | TSM Windcat sas
Disclosure of joint ventures [line items]
Notional Value										$ 3,300,000															€ 3.2
Borrowings term										7 years
Other borrowings (Note 16)												1,900,000
Senior Secured Credit Facility, TSM Windcat 49 | TSM Windcat sas | FIXED RATE INSTRUMENTS
Disclosure of joint ventures [line items]
Borrowings, interest rate										1.25%															1.25%
Senior Secured Credit Facility, TSM Windcat 52 | TSM Windcat sas
Disclosure of joint ventures [line items]
Notional Value									$ 3,300,000															€ 3.2
Borrowings term									7 years
Other borrowings (Note 16)												2,100,000
Senior Secured Credit Facility, TSM Windcat 52 | TSM Windcat sas | FIXED RATE INSTRUMENTS
Disclosure of joint ventures [line items]
Borrowings, interest rate									1.20%															1.20%
Senior Secured Credit Facility, TSM Windcat 53 | TSM Windcat sas
Disclosure of joint ventures [line items]
Notional Value							$ 3,300,000															€ 3.2
Borrowings term							7 years
Other borrowings (Note 16)												2,300,000
Senior Secured Credit Facility, TSM Windcat 53 | TSM Windcat sas | FIXED RATE INSTRUMENTS
Disclosure of joint ventures [line items]
Borrowings, interest rate							1.56%															1.56%
€1.6 million Senior Secured Credit Facility – TSM Windcat 54 (BRED) | TSM Windcat sas
Disclosure of joint ventures [line items]
Notional Value						$ 1,700,000															€ 1.6
Borrowings term						7 years
Other borrowings (Note 16)												1,200,000
€1.6 million Senior Secured Credit Facility – TSM Windcat 54 (BRED) | TSM Windcat sas | FIXED RATE INSTRUMENTS
Disclosure of joint ventures [line items]
Borrowings, interest rate						1.40%															1.40%
€1.6 million Senior Secured Credit Facility – TSM Windcat 54 (CIC) | TSM Windcat sas
Disclosure of joint ventures [line items]
Notional Value					$ 1,700,000															€ 1.6
Borrowings term					7 years
Other borrowings (Note 16)												1,300,000
€1.6 million Senior Secured Credit Facility – TSM Windcat 54 (CIC) | TSM Windcat sas | FIXED RATE INSTRUMENTS
Disclosure of joint ventures [line items]
Borrowings, interest rate					1.45%															1.45%
Senior Secured Credit Facility, TSM Windcat 56 | TSM Windcat sas
Disclosure of joint ventures [line items]
Notional Value			$ 3,600,000														€ 3.5
Borrowings term			7 years
Other borrowings (Note 16)												3,300,000
Senior Secured Credit Facility, TSM Windcat 56 | TSM Windcat sas | FIXED RATE INSTRUMENTS
Disclosure of joint ventures [line items]
Borrowings, interest rate			3.90%														3.90%
€2.8 million Senior Secured Credit Facility – TSM Windcat 59 (BPI) | TSM Windcat sas
Disclosure of joint ventures [line items]
Notional Value	$ 2,900,000														€ 2.8
Borrowings term	7 years
Other borrowings (Note 16)												1,700,000
€2.8 million Senior Secured Credit Facility – TSM Windcat 59 (BPI) | TSM Windcat sas | FIXED RATE INSTRUMENTS
Disclosure of joint ventures [line items]
Borrowings, interest rate	4.40%														4.40%
€2.8 million Senior Secured Credit Facility – TSM Windcat 59 (CIC) | TSM Windcat sas
Disclosure of joint ventures [line items]
Notional Value		$ 2,900,000														€ 2.8
Borrowings term		7 years
Other borrowings (Note 16)												1,700,000
€2.8 million Senior Secured Credit Facility – TSM Windcat 59 (CIC) | TSM Windcat sas | FIXED RATE INSTRUMENTS
Disclosure of joint ventures [line items]
Borrowings, interest rate		4.44%														4.44%
Senior Secured Credit Facility, FRS Windcat 28, FRS Windcat 34, FRS Windcat 35, FRS Windcat 42 and FRS Windcat 43 | EURIBOR
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis													1.95%
Senior Secured Credit Facility, FRS Windcat 28, FRS Windcat 34, FRS Windcat 35, FRS Windcat 42 and FRS Windcat 43 | FRS Windcat Offshore Logistics Limited
Disclosure of joint ventures [line items]
Notional Value								$ 9,900,000															€ 9.5
Borrowings term								5 years
Other borrowings (Note 16)												$ 3,000,000
Senior Secured Credit Facility, FRS Windcat 28, FRS Windcat 34, FRS Windcat 35, FRS Windcat 42 and FRS Windcat 43 | FRS Windcat Offshore Logistics Limited | FIXED RATE INSTRUMENTS
Disclosure of joint ventures [line items]
Borrowings, interest rate								1.75%															1.75%
Borrowings term								3 years